Quarterly Report
March 31, 2021
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Airlines – 0.7%
Shanghai International Air Co., Ltd.	39,300	$347,135
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	222,234	$608,921
China Resources Beer Holdings Co. Ltd.	72,000	565,761
Kweichow Moutai Co. Ltd., “A”	2,400	737,671
		$1,912,353
Automotive – 3.3%
Hero MotoCorp Ltd.	9,218	$367,340
Mahindra & Mahindra Ltd.	60,270	657,157
PT United Tractors Tbk	330,800	505,884
		$1,530,381
Biotechnology – 0.6%
Hugel, Inc. (a)	1,780	$281,415
Brokerage & Asset Managers – 2.2%
B3 Brasil Bolsa Balcao S.A.	31,400	$304,703
Moscow Exchange MICEX-RTS PJSC	308,576	709,305
		$1,014,008
Business Services – 2.3%
Tata Consultancy Services Ltd.	24,082	$1,046,711
Chemicals – 1.3%
UPL Ltd.	66,910	$589,509
Computer Software - Systems – 7.0%
Samsung Electronics Co. Ltd.	44,747	$3,232,126
Construction – 3.7%
Gree Electric Appliances, Inc.	122,000	$1,166,957
Techtronic Industries Co. Ltd.	31,000	532,895
		$1,699,852
Consumer Services – 3.1%
51job, Inc., ADR (a)	7,794	$487,904
MakeMyTrip Ltd. (a)	18,160	573,493
New Oriental Education & Technology Group, Inc. (a)	26,312	368,368
		$1,429,765
Electronics – 8.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	192,258	$3,997,700
Energy - Integrated – 1.2%
LUKOIL PJSC, ADR	6,975	$563,999
Food & Beverages – 4.1%
Gruma S.A.B. de C.V.	28,686	$338,781
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	103,541	633,845
Orion Corp.	4,372	507,790
Tingyi (Cayman Islands) Holding Corp.	218,000	400,437
		$1,880,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.7%
Suzano S.A. (a)	25,000	$304,469
Gaming & Lodging – 0.7%
Kangwon Land, Inc. (a)	14,498	$324,711
General Merchandise – 2.8%
Bim Birlesik Magazalar A.S.	49,971	$427,255
Lojas Renner S.A.	63,700	481,995
Walmart de Mexico S.A.B. de C.V.	120,370	379,670
		$1,288,920
Insurance – 5.8%
AIA Group Ltd.	96,600	$1,175,187
Ping An Insurance Co. of China Ltd., “H”	72,500	865,821
Samsung Fire & Marine Insurance Co. Ltd.	3,666	616,515
		$2,657,523
Internet – 14.0%
Alibaba Group Holding Ltd., ADR (a)	12,175	$2,760,438
NAVER Corp.	2,465	824,480
NetEase.com, Inc., ADR	9,887	1,020,932
Tencent Holdings Ltd.	23,600	1,860,553
		$6,466,403
Leisure & Toys – 4.1%
Prosus N.V.	17,033	$1,893,592
Machinery & Tools – 1.0%
Doosan Bobcat, Inc. (a)	11,807	$440,467
Major Banks – 2.7%
ABSA Group Ltd.	65,864	$562,655
China Construction Bank Corp.	832,670	700,488
		$1,263,143
Metals & Mining – 1.7%
Alrosa PJSC	27,900	$39,022
Lundin Mining Corp.	40,759	419,363
Vale S.A., ADR	19,865	345,254
		$803,639
Network & Telecom – 0.6%
VTech Holdings Ltd.	31,100	$280,495
Other Banks & Diversified Financials – 9.2%
Banco de Chile	2,814,218	$331,760
Credicorp Ltd.	1,533	209,362
E.Sun Financial Holding Co. Ltd.	341,769	312,895
Grupo Financiero Inbursa S.A. de C.V. (a)	161,993	147,176
HDFC Bank Ltd. (a)	23,741	483,152
Housing Development Finance Corp. Ltd.	24,348	834,971
Komercni Banka A.S. (a)	9,307	287,285
Public Bank Berhad	131,900	133,602
Sberbank of Russia	319,404	1,226,163
Tisco Financial Group PLC	81,200	252,695
		$4,219,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	211,101	$212,862
Precious Metals & Minerals – 1.6%
Gold Fields Ltd., ADR	55,776	$529,314
Polymetal International PLC	11,086	216,945
		$746,259
Real Estate – 3.1%
Aldar Properties PJSC	219,771	$224,968
ESR Cayman Ltd. (a)	117,400	385,930
Hang Lung Properties Ltd.	99,000	257,664
Multiplan Empreendimentos Imobiliarios S.A.	87,841	382,192
Swire Properties Ltd.	56,600	175,098
		$1,425,852
Restaurants – 2.5%
Yum China Holdings, Inc.	19,229	$1,138,549
Specialty Chemicals – 0.8%
PTT Global Chemical PLC	187,600	$376,701
Telecommunications - Wireless – 0.5%
Mobile TeleSystems PJSC, ADR	30,001	$250,208
Telephone Services – 2.6%
Hellenic Telecommunications Organization S.A.	59,493	$954,419
PT Telekom Indonesia	1,077,400	253,680
		$1,208,099
Tobacco – 0.3%
PT Hanjaya Mandala Sampoerna Tbk	1,286,650	$122,158
Utilities - Electric Power – 0.6%
CESC Ltd.	31,510	$256,536
Total Common Stocks		$45,205,454
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,094,382	$1,094,382

Other Assets, Less Liabilities – (0.5)%		(221,850)
Net Assets – 100.0%		$46,077,986
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,094,382 and $45,205,454, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$8,391,208	$4,663,651	$—	$13,054,859
South Korea	—	6,227,504	—	6,227,504
India	1,987,544	2,821,325	—	4,808,869
Taiwan	—	4,310,595	—	4,310,595
Russia	1,031,152	1,974,490	—	3,005,642
Hong Kong	175,098	2,632,171	—	2,807,269
Brazil	2,427,534	—	—	2,427,534
Netherlands	1,893,592	—	—	1,893,592
South Africa	1,091,969	—	—	1,091,969
Other Countries	4,320,183	1,257,438	—	5,577,621
Mutual Funds	1,094,382	—	—	1,094,382
Total	$22,412,662	$23,887,174	$—	$46,299,836
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$506,370	$4,061,293	$3,473,281	$—	$—	$1,094,382
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$160	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
China	28.3%
South Korea	13.5%
India	10.4%
Taiwan	9.4%
Russia	6.5%
Hong Kong	6.1%
Brazil	5.3%
Netherlands	4.1%
South Africa	2.4%
Other Countries	14.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.